CERTIFICATION OF
                           STRONG BALANCED FUND, INC.
                       ON BEHALF OF THE FOLLOWING SERIES:
                              STRONG BALANCED FUND


STRONG BALANCED FUND, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2. Reference is made to the Strong Balanced Fund's Prospectus and Statement of Additional Information each dated March 1, 2001 as supplemented on December 14, 2001, filed by the Registrant pursuant to Post-Effective Amendment No. 31 (File No. 2-73968; 811-3256), which was filed with the Securities and Exchange Commission on December 12, 2001 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

4. The form of the Strong Balanced Fund's Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5.   The text of the Post-Effective Amendment has been filed electronically.

                                        STRONG BALANCED FUND, INC.




                                              /S/ GILBERT L. SOUTHWELL III
                                        ----------------------------------------
                                        By:      Gilbert L. Southwell III
                                        Title:   Assistant Secretary



Dated:  December 17, 2001